1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 74.2%
Airlines  — 1.3%
$ 585,000 JetBlue Airways Corp.,
0.500%, 04/01/26(a) ............. $ 576,134
930,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 1,392,675
1,968,809
Automotive  — 0.7%
1,000,000 Ford Motor Co.,
Zero Coupon, 03/15/26(a) ......... 1,083,125
Broadcasting  — 0.5%
588,000 Liberty Media Corp.-
Liberty Formula One,
1.000%, 01/30/23 ............... 836,830
Business Services  — 7.2%
860,000 2U Inc.,
2.250%, 05/01/25 ............... 1,198,410
685,000 Avalara Inc.,
0.250%, 08/01/26(a) ............. 706,625
1,000,000 Big Bear Inc.,
6.000%, 06/01/26 ............... 1,000,000
1,000,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 1,013,034
1,300,000 Perficient Inc.,
1.250%, 08/01/25 ............... 2,951,158
Shift4 Payments Inc.
500,000 Zero Coupon, 12/15/25(a) ......... 603,077
285,000 0.500%, 08/01/27(a) ............. 284,279
Square Inc.
250,000 0.125%, 03/01/25 ............... 508,092
500,000 0.250%, 11/01/27(a) ............. 592,035
1,565,000 Stride Inc.,
1.125%, 09/01/27 ............... 1,562,809
810,000 Upwork Inc.,
0.250%, 08/15/26(a) ............. 829,390
11,248,909
Cable and Satellite  — 2.2%
DISH Network Corp.
1,000,000 Zero Coupon, 12/15/25(a) ......... 1,200,000
1,000,000 3.375%, 08/15/26 ............... 1,042,000
1,315,000 fuboTV Inc.,
3.250%, 02/15/26(a) ............. 1,196,707
3,438,707
Communications Equipment  — 2.8%
2,210,000 InterDigital Inc.,
2.000%, 06/01/24 ............... 2,396,469
Principal
Amount
Market
Value
$ 2,000,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. $ 1,983,255
4,379,724
Computer Software and Services  — 24.8%
1,265,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,428,638
Bandwidth Inc.
500,000 0.250%, 03/01/26 ............... 601,231
785,000 0.500%, 04/01/28(a) ............. 673,925
Blackline Inc.
250,000 0.125%, 08/01/24 ............... 419,844
900,000 Zero Coupon, 03/15/26(a) ......... 888,930
Cloudflare Inc.
425,000 0.750%, 05/15/25 ............... 1,285,644
115,000 Zero Coupon, 08/15/26(a) ......... 111,550
Coupa Software Inc.
705,000 0.125%, 06/15/25 ............... 1,068,778
900,000 0.375%, 06/15/26 ............... 975,938
2,000,000 CSG Systems International Inc.,
4.250%, 03/15/36 ............... 2,067,717
1,000,000 Dropbox Inc.,
Zero Coupon, 03/01/28(a) ......... 1,078,125
1,025,000 Everbridge Inc.,
0.125%, 12/15/24 ............... 1,508,751
400,000 Farfetch Ltd.,
3.750%, 05/01/27 ............... 1,004,676
721,000 GDS Holdings Ltd.,
2.000%, 06/01/25 ............... 943,830
1,435,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 1,338,137
1,600,000 Limelight Networks Inc.,
3.500%, 08/01/25 ............... 1,396,000
620,000 LivePerson Inc.,
0.750%, 03/01/24 ............... 1,012,535
1,250,000 Lumentum Holdings Inc.,
0.500%, 12/15/26 ............... 1,379,183
800,000 MakeMyTrip Ltd.,
Zero Coupon, 02/15/28(a) ......... 792,385
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 3,035,650
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 3,826,900
1,000,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 1,638,125
1,500,000 Progress Software Corp.,
1.000%, 04/15/26(a) ............. 1,583,711
1,000,000 PROS Holdings Inc.,
1.000%, 05/15/24 ............... 940,625
1,165,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,311,690

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Computer Software and Services (Continued)
$ 1,500,000 Splunk Inc.,
1.125%, 09/15/25 ............... $ 1,834,687
640,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,314,243
1,295,000 Verint Systems Inc.,
0.250%, 04/15/26(a) ............. 1,257,461
1,050,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,955,449
38,674,358
Consumer Products  — 0.2%
345,000 Cracker Barrel Old Country Store Inc.,
0.625%, 06/15/26(a) ............. 349,528
Consumer Services  — 3.6%
640,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 1,122,800
970,000 NCL Corp. Ltd.,
5.375%, 08/01/25 ............... 1,660,640
Royal Caribbean Cruises Ltd.
270,000 4.250%, 06/15/23 ............... 380,700
445,000 2.875%, 11/15/23(a) ............. 577,387
450,000 Shopify Inc.,
0.125%, 11/01/25 ............... 553,050
1,350,000 Wayfair Inc.,
0.625%, 10/01/25 ............... 1,356,075
5,650,652
Diversified Industrial  — 1.4%
600,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 1,961,625
225,000 John Bean Technologies Corp.,
0.250%, 05/15/26(a) ............. 239,062
2,200,687
Energy and Utilities  — 1.7%
795,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,098,267
1,800,000 Cheniere Energy Inc.,
4.250%, 03/15/45 ............... 1,562,303
2,660,570
Financial Services  — 1.3%
630,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 1,734,166
225,000 Repay Holdings Corp.,
Zero Coupon, 02/01/26(a) ......... 218,391
1,952,557
Principal
Amount
Market
Value
Food and Beverage  — 0.2%
$ 325,000 The Cheesecake Factory Inc.,
0.375%, 06/15/26 ............... $ 311,188
Health Care  — 10.4%
1,000,000 1Life Healthcare Inc.,
3.000%, 06/15/25 ............... 953,487
60,000 Brookdale Senior Living Inc.,
2.000%, 10/15/26(a) ............. 63,675
445,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 495,891
1,000,000 Collegium Pharmaceutical Inc.,
2.625%, 02/15/26 ............... 998,502
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,550,625
700,000 Cutera Inc.,
2.250%, 03/15/26(a) ............. 1,105,602
Dexcom Inc.
295,000 0.750%, 12/01/23 ............... 981,428
820,000 0.250%, 11/15/25 ............... 975,800
1,635,000 Exact Sciences Corp.,
0.375%, 03/15/27 ............... 1,859,813
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 2,093,438
Invacare Corp.
750,000 4.500%, 06/01/22 ............... 683,350
680,000 4.250%, 03/15/26(a) ............. 576,739
418,000 Pacira BioSciences Inc.,
2.375%, 04/01/22 ............... 433,936
750,000 Paratek Pharmaceuticals Inc.,
4.750%, 05/01/24 ............... 664,635
850,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 1,023,655
1,180,000 Tabula Rasa HealthCare Inc.,
1.750%, 02/15/26 ............... 993,559
750,000 Travere Therapeutics Inc.,
2.500%, 09/15/25 ............... 755,999
16,210,134
Real Estate Investment Trusts  — 2.6%
2,000,000 Arbor Realty Trust Inc.,
4.750%, 11/01/22 ............... 2,233,750
275,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26(a) ............. 302,546
225,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 252,337
455,000 Realogy Group LLC/Realogy Co.- Issuer
Corp.,
0.250%, 06/15/26(a) ............. 459,834
800,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 844,225
4,092,692

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Retail  — 0.8%
$ 640,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... $ 1,232,150
Security Software  — 5.4%
1,150,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 1,445,406
745,000 CyberArk Software Ltd.,
Zero Coupon, 11/15/24 ........... 886,839
840,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 988,575
165,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 562,650
1,500,000 Okta Inc.,
0.125%, 09/01/25 ............... 2,124,750
1,335,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 2,441,309
8,449,529
Semiconductors  — 0.7%
300,000 Teradyne Inc.,
1.250%, 12/15/23 ............... 1,037,250
Telecommunications  — 5.5%
1,500,000 Harmonic Inc.,
2.000%, 09/01/24 ............... 1,818,886
750,000 Infinera Corp.,
2.500%, 03/01/27 ............... 995,625
1,500,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,571,986
700,000 Liberty Latin America Ltd.,
2.000%, 07/15/24 ............... 714,000
1,225,000 PagerDuty Inc.,
1.250%, 07/01/25 ............... 1,562,641
Vocera Communications Inc.
750,000 1.500%, 05/15/23 ............... 1,125,469
775,000 0.500%, 09/15/26(a) ............. 790,984
8,579,591
Transportation  — 0.9%
1,000,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... 1,455,625
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 115,812,615
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.7%
Agriculture  — 0.7%
9,000 Bunge Ltd.,
4.875% ...................... 1,079,550
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c)  — 11.5%
Automotive: Parts and Accessories  — 1.5%
13,600 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... $ 2,291,600
Business Services  — 0.4%
7,500 Clarivate plc, Ser. A,
5.250%, 06/01/24 ............... 650,175
Diversified Industrial  — 1.3%
11,000 Colfax Corp.,
5.750%, 01/15/22 ............... 2,052,160
Energy and Utilities  — 2.2%
NextEra Energy Inc.
17,400 5.279%, 03/01/23 ............... 886,704
38,030 6.219%, 09/01/23 ............... 1,943,713
11,150 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 537,988
3,368,405
Financial Services  — 1.5%
2,115 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 2,396,866
Health Care  — 2.6%
12,060 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 1,518,475
750 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,216,777
24,990 Elanco Animal Health Inc.,
5.000%, 02/01/23 ............... 1,246,251
3,981,503
Semiconductors  — 2.0%
2,085 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... 3,194,241
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 17,934,950
COMMON STOCKS  — 8.2%
Agriculture  — 0.1%
2,000 Corteva Inc. ..................... 84,160
Automotive: Parts and Accessories  — 0.0%
1,000 Dana Inc. ....................... 22,240
500 Genuine Parts Co. ................. 60,615
82,855
Broadcasting  — 0.1%
12,000 Grupo Televisa SAB, ADR ............ 131,760
Business Services  — 0.0%
346 Clarivate plc† .................... 7,577

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $1,734,166 or 1.11% of total investments, which was valued under methods approved by the Board of Directors as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS (Continued)
Communications Equipment  — 1.4%
8,113 American Tower Corp., REIT .......... $ 2,153,271
Computer Hardware  — 0.1%
600 International Business Machines Corp. .. 83,358
Computer Software and Services  — 0.8%
8,987 Alibaba Group Holding Ltd., ADR† ..... 1,330,525
Consumer Products  — 0.4%
75,000 Swedish Match AB ................ 656,756
Energy and Utilities  — 0.3%
515,000 Bristow Group Inc., Escrow†(d) ....... 0
3,701 Sempra Energy ................... 468,177
468,177
Financial Services  — 1.7%
1,500 American Express Co. .............. 251,295
2,500 Bank of America Corp. .............. 106,125
1,400 Citigroup Inc. .................... 98,252
500 JPMorgan Chase & Co. ............. 81,845
2,000 Julius Baer Group Ltd. .............. 133,741
300 Morgan Stanley .................. 29,193
9,000 State Street Corp. ................. 762,480
17,000 The Bank of New York Mellon Corp. .... 881,280
2,000 The PNC Financial Services Group Inc. .. 391,280
2,735,491
Food and Beverage  — 0.4%
4,000 Maple Leaf Foods Inc. .............. 81,289
1,000 Pernod Ricard SA ................. 220,897
1,500 Remy Cointreau SA ................ 291,035
593,221
Health Care  — 0.6%
900 Hill-Rom Holdings Inc. ............. 135,000
500 Johnson & Johnson ............... 80,750
1,500 Merck & Co. Inc. .................. 112,665
500 Organon & Co. ................... 16,395
13,500 Roche Holding AG, ADR ............ 613,845
958,655
Real Estate Investment Trusts  — 1.7%
15,205 Crown Castle International Corp. ....... 2,635,331
Retail  — 0.2%
600 Costco Wholesale Corp. ............. 269,610
Telecommunications  — 0.4%
600 Swisscom AG .................... 345,984
Shares
Market
Value
4,000 Verizon Communications Inc. ......... $ 216,040
562,024
Transportation  — 0.0%
800 GATX Corp. ..................... 71,648
TOTAL COMMON STOCKS ......... 12,824,419
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.4%
$ 8,415,000 U.S. Treasury Bills,
0.014% to 0.055%††, 11/12/21 to
03/17/22 ...................... 8,414,387
TOTAL INVESTMENTS — 100.0% ....
(Cost $121,485,828) ............. $ 156,065,921
Acquisition
Principal
Amount Issuer
Acquisition
Date
Acquisition
Cost
09/30/21
Carrying
Value
Per Bond
$630,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25 07/17/20 $738,552 $2,752.6444
ADR American Depositary Receipt
REIT Real Estate Investment Trust